Ivy Global Equity Income Fund
Ivy Global Equity Income Fund
Objective
To seek to provide total return through a combination of current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 217 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 130 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Global Equity Income Fund (USD $)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Account Fee	20	[2]	none		20	[2]	none	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Global Equity Income Fund		Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other Expenses		0.53%	0.35%	0.34%	0.36%	0.46%	0.22%	0.36%
Total Annual Fund Operating Expenses		1.48%	2.05%	2.04%	1.06%	1.66%	0.92%	1.31%
Fee Waiver and/or Expense Reimbursement	[1]	0.18%	none	none	0.12%	none	none	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30%	2.05%	2.04%	0.94%	1.66%	0.92%	1.19%
[1]	Through July 31, 2015, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for the Fund's Class A shares at 1.30%, Class I shares at 0.94% and Class Y shares at 1.19%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Global Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	700	999	1,320	2,227
Class B Shares	608	943	1,203	2,233
Class C Shares	207	640	1,098	2,369
Class I Shares	96	325	573	1,283
Class R Shares	169	523	902	1,965
Class R6 Shares	94	293	509	1,131
Class Y Shares	121	403	707	1,569

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Global Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	700	999	1,320	2,227
Class B Shares	208	643	1,103	2,233
Class C Shares	207	640	1,098	2,369
Class I Shares	96	325	573	1,283
Class R Shares	169	523	902	1,965
Class R6 Shares	94	293	509	1,131
Class Y Shares	121	403	707	1,569

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Principal Investment Strategies
Ivy Global Equity Income Fund invests principally in equity securities issued by companies located largely in developed markets, of any size, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return. The Fund focuses on companies that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long-term. In an attempt to enhance return, the Fund also may invest, to a lesser extent, in companies not currently paying dividends to shareholders, companies with an unsustainably high dividend, or companies in countries with new or comparatively undeveloped and emerging economies.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For this purpose, such equity securities consist primarily of dividend-paying common stocks across the globe. The Fund also may invest in preferred stock, convertible securities, or other instruments whose price is linked to the value of common stock. The Fund may invest in U.S. and non-U.S issuers and may invest up to 100% of its total assets in foreign securities. Although the Fund invests primarily in large capitalization companies (typically companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in companies of any size.

Under normal circumstances, the Fund invests at least 40% (or, if IICO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

In selecting securities for the Fund, IICO combines a top-down, macro approach with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. It seeks to determine the most appropriate sectors and geographies to benefit from its top-down analysis and generally seeks to find what it believes are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation. IICO also considers several other factors, which typically include the company’s history of fundamentals; management proficiency; competitive environment; and relative valuation.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend the company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as fixed-income investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund’s holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the performance for Class A shares for the calendar year 2013. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 8.68% (the third quarter of 2013) and the lowest quarterly return was -0.11% (the second quarter of 2013). The Class A return for the year through June 30, 2014 was 6.53%.
Average Annual Total Returns as of December 31, 2013
Average Annual Total Returns Ivy Global Equity Income Fund	1 Year	Life of Class	Inception Date
Class A	14.51%	19.66%	Jun. 04, 2012
Class A Return After Taxes on Distributions	13.19%	18.31%	Jun. 04, 2012
Class A Return After Taxes on Distributions and Sale of Fund Shares	9.32%	15.37%	Jun. 04, 2012
Class B	16.66%	21.12%	Jun. 04, 2012
Class C	20.78%	23.45%	Jun. 04, 2012
Class I	22.02%	24.73%	Jun. 04, 2012
Class R	21.12%	20.07%	Dec. 19, 2012
Class R6			Jul. 31, 2014
Class Y	21.71%	24.43%	Jun. 04, 2012
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on June 1, 2012)	21.91%	24.40%	Jun. 01, 2012
Lipper Global Equity Income Funds Universe Average (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on June 1, 2012)	20.26%	22.09%	Jun. 01, 2012